Accounts Receivable - Aging analysis based on the relevant invoice dates (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Account Receivable
Accounts receivable-third parties	$ 127,180	$ 94,531
Not later than 3 months
Account Receivable
Accounts receivable-third parties	109,809	84,007
Between 3 months to 6 months
Account Receivable
Accounts receivable-third parties	14,073	7,478
Between 6 months to 1 year
Account Receivable
Accounts receivable-third parties	2,088	1,947
Later than 1 year
Account Receivable
Accounts receivable-third parties	$ 1,210	$ 1,099